Operating leases (Details 2)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operating Leases
Second half year of 2026		¥ 1,060,574		¥ 2,218,648
2027		2,570,265		2,176,115
2028		3,600,663		2,379,569
2029		1,800,206		1,247,764
Total lease payment		9,284,150		8,022,096
less: imputed interest		(955,068)		(861,298)
Total lease liabilities	$ 1,169,979	8,329,082	$ 1,005,871	¥ 7,160,798	¥ 5,941,062
2030 and after		¥ 252,442